Financial Instruments and Risk Management - Maturities of financial liabilities (Details) - Liquidity risk - CAD ($) $ in Thousands	Oct. 31, 2022	Oct. 31, 2021
Maturities of financial liabilities
Contractual cash flows	$ 106,455	$ 95,062
Accounts payable and accrued liabilities
Maturities of financial liabilities
Contractual cash flows	26,887	18,532
Notes payable
Maturities of financial liabilities
Contractual cash flows	12,257	17,493
Interest bearing loans and borrowings.
Maturities of financial liabilities
Contractual cash flows	16,393	4,000
Derivative liability
Maturities of financial liabilities
Contractual cash flows	6,336	11,673
Convertible debentures
Maturities of financial liabilities
Contractual cash flows	7,466	8,163
Undiscounted lease obligations
Maturities of financial liabilities
Contractual cash flows	37,116	35,201
Less than one year
Maturities of financial liabilities
Contractual cash flows	61,995	47,512
Less than one year | Accounts payable and accrued liabilities
Maturities of financial liabilities
Contractual cash flows	26,887	18,532
Less than one year | Notes payable
Maturities of financial liabilities
Contractual cash flows		5,600
Less than one year | Interest bearing loans and borrowings.
Maturities of financial liabilities
Contractual cash flows	16,393	4,000
Less than one year | Derivative liability
Maturities of financial liabilities
Contractual cash flows	6,336	9,980
Less than one year | Convertible debentures
Maturities of financial liabilities
Contractual cash flows	2,696	946
Less than one year | Undiscounted lease obligations
Maturities of financial liabilities
Contractual cash flows	9,683	8,454
1-3 years
Maturities of financial liabilities
Contractual cash flows	17,374	14,544
1-3 years | Notes payable
Maturities of financial liabilities
Contractual cash flows		78
1-3 years | Derivative liability
Maturities of financial liabilities
Contractual cash flows		1,693
1-3 years | Convertible debentures
Maturities of financial liabilities
Contractual cash flows	4,770
1-3 years | Undiscounted lease obligations
Maturities of financial liabilities
Contractual cash flows	12,604	12,773
3-5 years
Maturities of financial liabilities
Contractual cash flows	19,694	25,354
3-5 years | Notes payable
Maturities of financial liabilities
Contractual cash flows	12,257	11,755
3-5 years | Convertible debentures
Maturities of financial liabilities
Contractual cash flows		7,217
3-5 years | Undiscounted lease obligations
Maturities of financial liabilities
Contractual cash flows	7,437	6,382
Greater than five years
Maturities of financial liabilities
Contractual cash flows	7,392	7,652
Greater than five years | Notes payable
Maturities of financial liabilities
Contractual cash flows		60
Greater than five years | Undiscounted lease obligations
Maturities of financial liabilities
Contractual cash flows	$ 7,392	$ 7,592